Chapter 11 proceedings - Schedule of Reorganization Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reorganizations [Abstract]
Advisory and professional fees	$ 22.4
Unamortized debt issuance costs	3.9
Gain or loss on pre-petition allowable claims	0.2
Interest income on surplus cash invested	(0.1)
Reversal of issuing entities credit risk on derivatives	31.3
Reorganization Items	$ 57.7	$ 0.0	$ 0.0